Lease liability	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Lease liability

Note 14 – Lease liability:

Maturity analysis of the Group’s lease liabilities

December 31,
2024
NIS thousands
Less than one year	4,789
One to five years	15,943
More than five years	7,258

Total	27,990

Current maturities of lease liability	4,789

Long-term lease liability	23,201

Payments of lease liabilities	5,225

Amounts recognized in profit or loss

	2024	2023	2022
	NIS thousands	NIS thousands	NIS thousands
Interest expenses on lease liability	820	726	719
Variable lease payments not included in the measurement of the lease liability	1,152	1,330	988

	1,972	2,056	1,707